Significant Accounting Policies - Additional Information (Detail)	3 Months Ended		12 Months Ended				3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Oct. 27, 2012 USD ($)	Jul. 28, 2012 USD ($)	Feb. 02, 2013 USD ($) Accounts	Jan. 28, 2012 USD ($)	Jan. 29, 2011 USD ($)	Feb. 02, 2013 CAD	Feb. 02, 2013 Former executives [Member] USD ($)	Feb. 02, 2013 Former executives [Member] USD ($)	Feb. 02, 2013 Bonus payments to employees [Member] USD ($)	Feb. 02, 2013 Bonus payments to employees [Member] USD ($)	Feb. 02, 2013 Board of Directors Chairman [Member]	Feb. 02, 2013 Equity grants [Member] USD ($)	Feb. 02, 2013 Equity grants [Member] USD ($)	Feb. 02, 2013 Performance-based vesting shares [Member] USD ($)	Feb. 02, 2013 Performance-based vesting shares [Member] USD ($)	Feb. 02, 2013 Restoration Hardware Holdings, Inc [Member]
Summary Of Accounting Policies [Line Items]
Cash and cash equivalents liquid investment maturity date																Three months or less
Cash and cash equivalent, FDIC insured amount			$ 250,000
Cash and cash equivalent, CDIC insured amount						100,000
Number of bank account balances in excess of FDIC insurance limit			2
Number of bank account balances in excess of CDIC insurance limit			1
Inventory reserve balances			5,900,000	5,600,000
Prepaid expense and other current assets			43,828,000	28,608,000
Advertising costs			98,800,000	66,900,000	56,100,000
Impairment to goodwill			0	0	0
Impairment to trademarks			0	0	0
Impairment charge on long-lived assets			0	0	2,100,000
capital lease conditions			(i) the ownership of the leased property is transferred to the lessee by the end of the lease term, (ii) there is a bargain purchase option, (iii) the lease term is at least 75% of the property's estimated remaining economic life or (iv) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property.
Customer deposit			50.00%
Revenue recognition, gift cards, breakage			1,800,000	3,200,000	3,000,000
Assumed dividend yield			0
Mr. Friedman's unvested stock			1,185,511								1,185,511,000,000
Non-cash compensation charge			116,183,000	1,557,000	1,119,000							92,000,000	92,000,000	23,100,000	23,100,000
Management fee			7,000,000
Selling, general and administrative expenses			505,485,000	329,506,000	274,836,000		2,200,000	2,200,000	1,300,000	1,300,000
Payment for legal and other professional fees	$ 2,800,000	$ 2,000,000	$ 4,800,000